Note 14 - Trade and Other Payables, and Other Current Liabilities - Summary of Trade and Other Payables, and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables due to third-party suppliers	$ 72,694	$ 49,345
Trade and other payables due to related parties (Note 17)	0	483
Value added tax	538	373
Payroll tax	2,052	2,045
Total trade and other payables	75,285	52,247
Accrued personnel expenses	13,039	12,887
Other current liabilities	182	398
Total other current liabilities	$ 13,222	$ 13,285